REGULATORY FRAMEWORK (Details 2)	12 Months Ended
Dec. 31, 2024
Remuneration For Guaranteed Power Capacity To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Remuneration guaranteed power capacity($ / MW-month)	5,933,881
Remuneration For Guaranteed Power Capacity To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Period	Fall - Spring
Remuneration guaranteed power capacity($ / MW-month)	4,450,412